Supplement dated December 13, 2013
to the Classes Institutional, R-1, R-2, R-3, R-4, and R-5 Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2013

(as supplemented on March 28, 2013, April 2, 2013, April 17, 2103, May 9, 2013, June 14, 2013,
September 13, 2013, September 20, 2013, November 4, 2013, November 19, 2013, and November 22, 2013)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

SmallCap Growth Fund I [Member]
SmallCap Growth Fund I
On December 10, 2013, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the SmallCap Growth Fund II by the SmallCap Growth Fund I. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of SmallCap Growth Fund II tentatively scheduled for April 18, 2014. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of SmallCap Growth Fund II in February 2014. If shareholders approve this proposal, the acquisition is expected to occur on or about April 25, 2014. Additionally, if shareholders approve this proposal, Emerald Advisers, Inc. will become an additional sub-advisor to the SmallCap Growth Fund I.

SmallCap Growth Fund II [Member]
SmallCap Growth Fund II
On December 10, 2013, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the SmallCap Growth Fund II by the SmallCap Growth Fund I. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of SmallCap Growth Fund II tentatively scheduled for April 18, 2014. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of SmallCap Growth Fund II in February 2014. If shareholders approve this proposal, the acquisition is expected to occur on or about April 25, 2014. Additionally, if shareholders approve this proposal, Emerald Advisers, Inc. will become an additional sub-advisor to the SmallCap Growth Fund I.